CREDIT FACILITIES (Details Narrative) - Oct. 21, 2024 - Davis Commodities Pte Ltd [Member]	USD ($)	SGD ($)
Aggregate trade financing facilities	$ 7,443,245	$ 10,000,000
Minimum [Member]
Interest rate	2.00%
Maximum [Member]
Interest rate	2.50%